Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
15.
Cash and Cash Equivalents

As at December 31, 2025 and 2024, this account consists of:

	2025	2024
	(in million pesos)
Cash on hand and in banks (Note 27)	10,497	8,547
Temporary cash investments (Note 27)	1,369	1,464
Total	11,866	10,011

Cash in banks earn interest at prevailing bank deposit rates. Temporary cash investments are made for varying periods of up to three months depending on our immediate cash requirements and earn interest at the prevailing temporary cash investment rates. Due to the short-term nature of such transactions, the carrying value approximates the fair value of our temporary cash investments. See Note 27 – Financial Assets and Liabilities.

Interest income earned from cash in banks and temporary cash investments amounted to Php176 million, Php267 million and Php469 million for the years ended December 31, 2025, 2024 and 2023, respectively. See Note 5 – Income and Expenses.